Property, Plant and equipment - Related information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2023 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 309,000,000	$ 275,000,000
Construction in progress	244,000,000	447,000,000
Land	76,000,000	51,000,000
Property, plant and equipment	2,480,000,000	2,628,000,000
Interest capitalized	0
Impairment - property, plant and equipment		18,000,000
Reversal of impairment	4,000,000
Proceeds from disposal of property, plant and equipment	8,000,000	1,000,000	$ 1,000,000
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	192,000,000	174,000,000
Impairment - property, plant and equipment		18,000,000
Reversal of impairment	4,000,000
Americas
Disclosure of detailed information about property, plant and equipment [line items]
Impairment - property, plant and equipment		9,000,000
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Impairment - property, plant and equipment		9,000,000
NOMOQ AG
Disclosure of detailed information about property, plant and equipment [line items]
Initial consideration | €				€ 15
Net cash acquired. | €				€ 15
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	298,000,000	257,000,000	206,000,000
SGA
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 11,000,000	$ 18,000,000	$ 15,000,000